Share Based Payments (Details) - 2004 ASX Plan [Member] - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Number of Options
Beginning of the year	25,300,000	25,216,490	26,826,063
Issued during the year		2,450,000	12,100,000
Exercised during the year
Expired during the year	(3,400,000)	(2,366,490)	(11,349,573)
Forfeited during the year	(350,000)		(2,360,000)
Outstanding at year end	21,550,000	25,300,000	25,216,490
Vested and Exercisable at year end	21,550,000	25,300,000	25,216,490
Weighted Average Exercise Price
Beginning of the year	$ 0.12	$ 0.19	$ 0.29
Issued during the year		0.10	0.11
Exercised during the year
Expired during the year	0.25	0.87	0.31
Forfeited during the year	0.07		0.19
Outstanding at year end	0.10	0.12	0.19
Vested and Exercisable at year end	$ 0.10	$ 0.12	$ 0.19